PERFORMANCE FEES LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Reconciliation of Changes in Performance Fee Liability
The following table summarizes the movement in performance fees liability for the years ended December 31, 2023 and December 31, 2022:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
Balance, beginning of year	$39,893	$48,358
Contributions from equity holders	10	971
Performance fees expense	2,550	35,854
Payments	(271)	(44,867)
Translation adjustment	188	(423)
Balance, end of year	$42,370	$39,893